    AIM ADVANTAGE HEALTH SCIENCES FUND - CLASS A, CLASS B AND CLASS C SHARES

                         Supplement dated April 29, 2005
                    to the Prospectus dated December 3, 2004
       as supplemented December 3, 2004, December 29, 2004 (Supplement A),
                         March 2, 2005 and March 4, 2005


The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 11 of the Prospectus:

         "PORTFOLIO MANAGERS

         AIM uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the Fund's portfolio are:

         o MICHAEL YELLEN (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with AIM and/or its affiliates since 1994.

         o KIRK L. ANDERSON, Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with AIM and/or its affiliates since 1994.

         o SUNAINA A. MURTHY, Senior Analyst, who has been responsible for the Fund since 2005 and has been associated with AIM and/or its affiliates since 2001 (except for July, 2004 to October, 2004 when she served as a senior analyst for Caxton Associates). From 1999 to 2001, she was an analyst for Burrill & Company.

         o DEREK M. TANER, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with AIM and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

         o BRYAN A. UNTERHALTER, Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with AIM and/or its affiliates since 1997.

         More information on the Fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."




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                           AIM COUNSELOR SERIES TRUST

                       AIM ADVANTAGE HEALTH SCIENCES FUND

   Supplement dated April 29, 2005 to the Statement of Additional Information
              dated December 3, 2004 as supplemented April 1, 2005

The following information is added after the second paragraph under the heading "REGULATORY INQUIRIES AND PENDING LITIGATION - Ongoing Regulatory Inquiries Concerning IFG and AIM" in the Statement of Additional Information:

                  "Pending Regulatory Civil Action Alleging Market Timing

                  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against A I M Advisors, Inc. ("AIM"), INVESCO Funds Group, Inc. ("IFG") and A I M Distributors, Inc. ("ADI"), as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
         Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

                  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted."

                           AIM COUNSELOR SERIES TRUST

                              AIM MULTI-SECTOR FUND

   Supplement dated April 29, 2005 to the Statement of Additional Information
              dated December 3, 2004 as supplemented April 1, 2005

The following information is added after the second paragraph under the heading "REGULATORY INQUIRIES AND PENDING LITIGATION - Ongoing Regulatory Inquiries Concerning IFG and AIM" in the Statement of Additional Information:

                  "Pending Regulatory Civil Action Alleging Market Timing

                  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against A I M Advisors, Inc. ("AIM"), INVESCO Funds Group, Inc. ("IFG") and A I M Distributors, Inc. ("ADI"), as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
         Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

                  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted."